Boston Partners Long/Short Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 4.6%
Alphabet, Inc. - Class A(a)(b)	7,836	$1,351,710
Baidu, Inc. - Class A(a)	50,048	606,482
Nexstar Media Group, Inc. - Class A(c)	1,557	257,979
Vivid Seats, Inc. - Class A(a)(c)	60,757	306,823
ZoomInfo Technologies, Inc.(a)(c)	17,217	211,425
		2,734,419

Consumer Discretionary - 11.0%
Accel Entertainment, Inc.(a)	21,060	208,705
Arcos Dorados Holdings, Inc. - Class A(c)	91,925	887,996
BYD Co., Ltd. - ADR	3,209	180,057
Carriage Services, Inc.(b)	9,467	254,568
Cavco Industries, Inc.(a)(c)	1,707	609,740
Frontdoor, Inc.(a)	11,711	414,218
Italian Sea Group SPA	23,224	240,939
JD.com, Inc. - Class A	23,986	355,557
Las Vegas Sands Corp.(b)(c)	5,877	264,641
Monarch Casino & Resort, Inc.(c)	3,433	229,908
PDD Holdings, Inc. - ADR(a)(c)	2,719	407,252
Perdoceo Education Corp.(b)	18,565	417,712
Phinia, Inc.	9,054	405,257
Pinstripes Holdings, Inc.(a)(c)	67,473	186,900
Potbelly Corp.(a)(b)	24,456	218,881
Quantasing Group Ltd. - ADR(a)	45,644	119,131
Stellantis NV(c)	33,922	755,443
Stride, Inc.(a)(b)	6,515	447,320
		6,604,225

Consumer Staples - 5.6%
British American Tobacco PLC - ADR(c)	25,814	801,008
Coca-Cola Europacific Partners PLC	6,630	488,697
J M Smucker Co.	3,856	430,484
Kenvue, Inc.(b)	21,929	423,230
Molson Coors Beverage Co. - Class B(c)	6,464	354,292
Turning Point Brands, Inc.	15,046	493,659
Vector Group Ltd.(b)	34,076	373,814
		3,365,184

Energy - 6.4%
BP PLC - ADR	26,003	976,933
Canadian Natural Resources Ltd.	23,402	1,797,976
Marathon Petroleum Corp.(b)	4,189	739,819
Schlumberger Ltd.	6,228	285,803
		3,800,531

Financials - 20.9%
American International Group, Inc.(b)	3,769	297,073
Bank of America Corp.(b)	22,082	883,059
BGC Group, Inc. - Class A(c)	207,581	1,799,727
Charles Schwab Corp.(b)	3,087	226,215
Citigroup, Inc.(b)	11,393	709,898
Crawford & Co. - Class A(b)	24,375	221,325
Fairfax Financial Holdings Ltd.	1,533	1,710,828
Fidelis Insurance Holdings Ltd.(c)	29,516	489,375
Greenlight Capital Re Ltd. - Class A(a)	30,388	403,857
Heritage Insurance Holdings, Inc.(a)	32,920	279,820
Intercorp Financial Services, Inc.	11,859	285,446
International General Insurance Holdings Ltd.(c)	19,594	281,174
Jefferies Financial Group, Inc.(b)	12,517	582,291
Jiayin Group, Inc. - ADR	30,135	196,480
KB Financial Group, Inc. - ADR	12,039	692,724
Northeast Bank	5,330	296,295
PayPal Holdings, Inc.(a)	4,882	307,517
Shift4 Payments, Inc. - Class A(a)(c)	9,141	615,006
Stifel Financial Corp.(b)	12,604	1,020,294
Wells Fargo & Co.(b)	11,257	674,519
Willis Towers Watson PLC	2,178	556,022
		12,528,945

Health Care - 16.7%
Amgen, Inc.(b)	2,360	721,806
Bristol-Myers Squibb Co.	12,509	513,995
Catalyst Pharmaceuticals, Inc.(a)(b)	55,746	901,413
Centene Corp.(a)(b)	7,828	560,407
Cigna Group(b)	3,031	1,044,543
Elevance Health, Inc.(b)	701	377,474
HCA Healthcare, Inc.(b)	1,447	491,618
Jazz Pharmaceuticals PLC(a)(c)	3,958	416,579
Johnson & Johnson(b)	5,337	782,778
Lantheus Holdings, Inc.(a)(c)	15,204	1,244,143
Medtronic PLC(b)	7,982	649,495
Novartis AG - ADR	6,152	634,456
PetIQ, Inc.(a)(c)	32,238	669,261
Quipt Home Medical Corp.(a)	81,822	274,922
UnitedHealth Group, Inc.	1,459	722,745
		10,005,635

Industrials - 13.0%
Alaska Air Group, Inc.(a)(c)	6,754	283,803
Barrett Business Services, Inc.(b)	7,183	950,598
Brady Corp. - Class A	4,569	311,926
Builders FirstSource, Inc.(a)(b)(c)(d)	2,573	413,713
CACI International, Inc. - Class A(a)	1,456	618,043
Euroseas Ltd.	13,769	524,324
Galliford Try Holdings PLC	181,675	618,100
Heidrick & Struggles International, Inc.(b)	6,248	214,181
Lyft, Inc. - Class A(a)	19,696	307,455
Quanta Services, Inc.(b)	1,085	299,395
RCM Technologies, Inc.(a)	10,050	199,492
REV Group, Inc.	9,695	265,740
Ryanair Holdings PLC - ADR(c)	4,788	582,412
Sterling Infrastructure, Inc.(a)(b)	9,067	1,114,062
Textron, Inc.	8,912	780,780
V2X, Inc.(a)	6,100	293,471
		7,777,495

Information Technology - 14.5%
Adeia, Inc.	30,843	364,873
AudioCodes Ltd.	21,896	218,741
Axcelis Technologies, Inc.(a)	3,068	345,119
Check Point Software Technologies Ltd.(a)	6,978	1,050,189
Cognizant Technology Solutions Corp. - Class A(b)	8,364	553,279
DocuSign, Inc.(a)	4,053	221,861
Dropbox, Inc. - Class A(a)(b)	9,067	204,280
Extreme Networks, Inc.(a)	25,644	285,931
Hackett Group, Inc.(b)	22,615	504,541
InterDigital, Inc.(c)	7,085	806,769
Nano Dimension Ltd. - ADR(a)(c)	92,902	252,693
Nice Ltd. - ADR(a)(c)	1,979	363,285
Open Text Corp.(b)	21,522	629,518
Oracle Corp.(b)	2,356	276,100
Photronics, Inc.(a)(b)	27,930	763,886
QUALCOMM, Inc.(b)	3,724	759,882
Rimini Street, Inc.(a)	64,671	166,204
RingCentral, Inc. - Class A(a)(c)	10,892	372,506
Telefonaktiebolaget LM Ericsson - ADR(b)	86,551	531,423
		8,671,080

Materials - 3.3%
Dundee Precious Metals, Inc.	43,413	358,338
Ferroglobe PLC	53,767	319,914
Glencore PLC - ADR	30,107	369,714
Rio Tinto PLC - ADR(b)(c)	4,226	296,242
Taseko Mines Ltd.(a)	71,836	198,267
Ternium SA - ADR(b)	9,390	405,460
		1,947,935

Real Estate - 2.4%
Newmark Group, Inc. - Class A(b)	90,917	946,446
Simon Property Group, Inc.	1,850	279,924
Star Holdings(a)	13,692	176,216
		1,402,586
TOTAL COMMON STOCKS (Cost $40,652,216)		58,838,035

SHORT-TERM INVESTMENTS - 17.7%
Investments Purchased with Proceeds from Securities Lending - 17.5%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(e)	10,478,705	10,478,705

Money Market Funds - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(b)(e)	656	656
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(b)(e)	656	656
Fidelity Treasury Portfolio - Class I, 5.19%(b)(e)	656	656
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.18%(b)(e)	656	656
MSILF Prime Portfolio - Class Institutional, 5.38%(e)	112,954	112,954
		115,578
TOTAL SHORT-TERM INVESTMENTS (Cost $10,594,283)		10,594,283

TOTAL INVESTMENTS - 116.1% (Cost $51,246,499)		$69,432,318
Money Market Deposit Account - 0.0%(b)(f)		795
Liabilities in Excess of Other Assets - (16.1)%		(9,604,104)
TOTAL NET ASSETS - 100.0%		$59,829,009

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $10,223,306 which represented 17.1% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Long/Short Equity Fund
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Builders FirstSource, Inc., Expiration: 01/17/2025; Exercise Price: $180.00	$(353,738)	(22)	$(34,650)
TOTAL WRITTEN OPTIONS (Premiums received $57,353)			(34,650)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Boston Partners Long/Short Equity Fund
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (19.2)%	Shares	Value
Communication Services - (1.6)%
Clear Channel Outdoor Holdings, Inc.	(177,786)	$(256,012)
CTC Communications Group, Inc.(a)	(98,900)	0
PSQ Holdings, Inc.	(25,877)	(86,946)
QuinStreet, Inc.	(19,210)	(338,288)
Rumble, Inc.	(47,640)	(300,132)
		(981,378)

Consumer Discretionary - (4.6)%
Birkenstock Holding PLC	(5,287)	(301,359)
Brunswick Corp.	(4,970)	(410,174)
Dutch Bros, Inc. - Class A	(6,984)	(247,164)
Floor & Decor Holdings, Inc. - Class A	(3,507)	(409,828)
Goodyear Tire & Rubber Co.	(17,757)	(218,589)
Krispy Kreme, Inc.	(23,579)	(246,636)
Peloton Interactive, Inc. - Class A	(40,218)	(146,394)
Qsound Labs, Inc.(a)	(4,440)	0
Tesla, Inc.	(2,429)	(432,556)
Warby Parker, Inc. - Class A	(17,493)	(309,801)
Workhorse Group, Inc.	(77,319)	(15,070)
		(2,737,571)

Consumer Staples - (1.2)%
Amish Naturals, Inc.(a)	(25,959)	0
Duckhorn Portfolio, Inc.	(10,951)	(88,375)
Utz Brands, Inc.	(13,116)	(243,171)
Westrock Coffee Co.	(35,462)	(368,095)
		(699,641)

Energy - (0.2)%
Beard Co.	(9,710)	0
OPAL Fuels, Inc. - Class A	(21,231)	(102,546)
		(102,546)

Financials - (1.9)%
Affirm Holdings, Inc.	(4,181)	(122,378)
Credit Acceptance Corp.	(577)	(283,209)
Hippo Holdings, Inc.	(11,156)	(196,792)
Nelnet, Inc. - Class A	(2,279)	(236,241)
Upstart Holdings, Inc.	(12,125)	(299,730)
		(1,138,350)

Health Care - (1.9)%
BodyTel Scientific, Inc.(a)	(4,840)	(1)
CareView Communications, Inc.	(165,489)	(8,771)
Establishment Labs Holdings, Inc.	(5,527)	(288,675)
Legend Biotech Corp. - ADR	(3,279)	(131,193)
LifeStance Health Group, Inc.	(37,744)	(210,234)
Madrigal Pharmaceuticals, Inc.	(769)	(181,607)
PROCEPT BioRobotics Corp.	(4,876)	(323,766)
		(1,144,247)

Industrials - (2.6)%
ACV Auctions, Inc. - Class A	(11,451)	(204,400)
Ameresco, Inc. - Class A	(5,730)	(209,260)
Applied Energetics, Inc.	(54,756)	(102,941)
Corporate Resource Services, Inc.(a)	(218,896)	(22)
Custom Truck One Source, Inc.	(28,940)	(138,044)
Driven Brands Holdings, Inc.	(19,210)	(220,723)
DynaMotive Energy Systems Corp.(a)	(72,185)	(7)
EHang Holdings Ltd. - ADR	(9,527)	(161,673)
Ener1, Inc.(a)	(102,820)	(10)
Hayward Holdings, Inc.	(22,052)	(319,534)
LanzaTech Global, Inc.	(46,248)	(122,557)
Sunrun, Inc.	(6,004)	(86,818)
Valence Technology, Inc.(a)	(27,585)	(3)
		(1,565,992)

Information Technology - (4.7)%
Amplitude, Inc. - Class A	(16,279)	(145,209)
ANTs software, Inc.(a)	(10,334)	(1)
Astera Labs, Inc.	(3,891)	(251,125)
Consygen, Inc.(a)	(200)	0
Entegris, Inc.	(2,477)	(312,969)
Envestnet, Inc.	(8,118)	(531,810)
Impinj, Inc.	(2,232)	(365,311)
Interliant, Inc.(a)	(600)	0
IonQ, Inc.	(16,516)	(134,605)
Lightwave Logic, Inc.	(54,237)	(167,050)
MicroVision, Inc.	(85,226)	(100,567)
nCino, Inc.	(4,875)	(148,834)
Nestor, Inc.(a)	(15,200)	(1)
NextNav, Inc.	(21,152)	(166,995)
Novanta, Inc.	(1,248)	(202,376)
Snowflake, Inc. - Class A	(817)	(111,259)
Sprout Social, Inc. - Class A	(5,384)	(175,788)
Tiger Telematics, Inc.(a)	(6,510)	0
Uni-Pixel, Inc.	(19,665)	0
Worldgate Communications, Inc.(a)	(582,655)	(58)
XRiver Corp.(a)	(34,156)	0
		(2,813,958)

Materials - (0.5)%
Coeur Mining, Inc.	(57,619)	(331,309)
TOTAL COMMON STOCKS (Proceeds $16,482,053)		(11,514,992)

TOTAL SECURITIES SOLD SHORT - (19.2)% (Proceeds $16,482,053)		(11,514,992)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(103) or 0.0% of net assets as of May 31, 2024.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Long/Short Equity Fund
Contracts For Difference
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short
United States
Azek Co., Inc.	J.P. Morgan Securities, Inc.	8/31/2026	5.07%	Termination	$(150,642)	$(49,910)
Azek Co., Inc.	J.P. Morgan Securities, Inc.	9/28/2026	5.07	Termination	(120,284)	(45,618)
Glaukos Corp.	J.P. Morgan Securities, Inc.	8/31/2026	5.07	Termination	(388,659)	(133,507)
Nerdy, Inc.	J.P. Morgan Securities, Inc.	8/31/2026	4.63	Termination	(91,647)	160,143
Nerdy, Inc.	J.P. Morgan Securities, Inc.	9/28/2026	4.63	Termination	(25,301)	23,432
WW International, Inc.	J.P. Morgan Securities, Inc.	8/31/2026	5.07	Termination	(66,400)	342,737
Total Short						297,277
Net unrealized gain/(loss) on Contracts For Difference						297,277

There are no upfront payments or receipts associated with contracts for difference in the Fund.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	57,635,057	1,202,978	0	(a)	58,838,035
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		10,478,705
Money Market Funds	115,578	–	–		115,578
Total Investments	57,750,635	1,202,978	0	(a)	69,432,318

Other Financial Instruments*:
Contracts For Difference	526,312	–	–		526,312
Total Other Financial Instruments	526,312	–	–		526,312

Liabilities:
Investments:
Common Stocks	(11,514,889)	0 (a)	(103)		(11,514,992)
Written Options	–	(34,650)	–		(34,650)
Total Investments	(11,514,889)	(34,650)	(103)		(11,549,642)

Other Financial Instruments*:
Contracts For Difference	(229,035)	–	–		(229,035)
Total Other Financial Instruments	(229,035)	–	–		(229,035)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission